Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7. Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	December 31, 2012	December 31, 2011
At cost:
Furniture, fixtures and office equipment	$57,371	$56,755
Motor vehicles	58,198	58,055
Building improvements	20,619	20,568

Total	136,188	135,378

Less: accumulated depreciation	(132,406)	(113,652)

Net book value	$3,782	$21,726

There were no impairment provisions made at December 31, 2012, 2011 and 2010. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 were $18,452, $120,556 and $68,128, respectively.